Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Amortization expenses for intangible assets amounted to $19,219 and $64,801 for the six months ended June 30, 2024 and 2023, respectively.

During the six months ended June 30, 2024, an impairment loss amounted to $128,128 was recognized in research and development expenses as the Group considered that the carrying amount of an intangible asset related to a patented license for a lead project may not be recoverable. During the six months ended June 30, 2023, an impairment loss amounted to $519,496 was recognized in research and development expenses as the Group considered that the carrying amount of an intangible asset related to various patented licenses for non-lead projects may not be recoverable. Two of the license agreements were terminated in July 2023. Besides, an impairment loss related to the computer software for Hong Kong healthcare services amounted to $1,841 was recorded in other operating expenses, as the Group considered that the carrying amount of these intangible assets may not be recoverable.